LEASES - Schedule Of Maturities Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Year ending December 31, 2021	$ 27,729
Year ending December 31, 2022	14,999
Year ending December 31, 2023	9,669
Year ending December 31, 2024	6,961
Year ending December 31, 2025	6,454
Over year ending December 31, 2025	95,222
Total future minimum lease payments	161,034
Less: amount representing interest	(58,101)
Present value of future minimum lease payments	102,933		$ 170,833
Present value of future minimum lease payments current portion	(27,066)	$ (33,152)
Present value of future minimum lease payments noncurrent portion	75,867	88,259
Year ending December 31, 2021	83,447
Year ending December 31, 2022	50,931
Year ending December 31, 2023	52,119
Year ending December 31, 2024	53,523
Year ending December 31, 2025	53,442
Over year ending December 31, 2025	405,285
Total future minimum lease payments	698,747
Less: amount representing interest	(348,520)
Present value of future minimum lease payments	350,227
Present value of future minimum lease payments current portion	(80,004)	(39,725)
Present value of future minimum lease payments non-current portion	$ 270,223	$ 262,040